Schedule of Fair Value Assets And Liabilities Measured On Recurring Basis (Details) $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
Platform Operator, Crypto Asset [Line Items]
Total	$ 8,099
Earnout Liability [Member]
Platform Operator, Crypto Asset [Line Items]
Total	1,240
Liability Classified Warrants [Member]
Platform Operator, Crypto Asset [Line Items]
Total	6,859
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout Liability [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Liability Classified Warrants [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout Liability [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Liability Classified Warrants [Member]
Platform Operator, Crypto Asset [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total	8,099
Fair Value, Inputs, Level 3 [Member] | Earnout Liability [Member]
Platform Operator, Crypto Asset [Line Items]
Total	1,240
Fair Value, Inputs, Level 3 [Member] | Liability Classified Warrants [Member]
Platform Operator, Crypto Asset [Line Items]
Total	$ 6,859